Label	Element	Value
Class I Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000835597_SupplementTextBlock

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 17, 2015
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	SIT INTERNATIONAL EQUITY FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE